Company Information	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Company Information
1.	Company Information

Prior to complete cessation of its electronic manufacturing and design services business in April 2014, Nam Tai Property Inc. and subsidiaries (the “Company” or “Nam Tai”) was an electronics manufacturing and design services provider to a selected group of the world’s leading original equipment manufacturers, or OEMs, of telecommunication and consumer electronic products. Through its electronics manufacturing services operations, the Company manufactured electronic components and sub-assemblies, including Flexible Printed Circuit Board (“FPCB”), FPCB subassemblies, Thin Film Transistor display (TFT-LCD) modules, image sensors modules and printed circuit board assemblies. These components, modules and subassemblies were used in numerous electronic products including mobile phones, digital cameras, electronic toys, and automobile. The Company also manufactured finished products, including mobile phone accessories and home entertainment products.

The Company was founded in 1975 and moved its manufacturing facilities to the People’s Republic of China (“PRC”) in 1980 to take advantage of lower overhead costs, lower material costs and competitive labor rates available and subsequently relocated to Shenzhen, PRC in order to capitalize on opportunities offered in Southern PRC. The Company was reincorporated as a limited liability International Business Company under the laws of the British Virgin Islands (“BVI”) in August 1987 (which was amended in 2004 as The British Virgin Islands Business Companies Act, 2004). The Company’s principal manufacturing and design operations were based in Shenzhen, approximately 30 miles from Hong Kong. Its PRC headquarters were located in Shenzhen. Some of the subsidiaries’ offices were located in Hong Kong, which provide them access to Hong Kong’s infrastructure of communication and banking facilities. The Company’s principal manufacturing operations were conducted in the PRC. The PRC resumed sovereignty over Hong Kong effective July 1, 1997, and, politically, Hong Kong was an integral part of the PRC. However, for simplicity and as a matter of definition only, references to PRC in these consolidated financial statements mean the PRC and all of its territories excluding Hong Kong.

In April 2014, the Company ceased its liquid crystal display modules (“LCM”) manufacturing business and turned its focus to re-developing two parcels of land in Gushu and Guangming, Shenzhen, China, by converting these two parcels of land that formally housed its manufacturing facilities into high-end commercial complexes. The Company intends to earn its principal income in the future from rental income derived from its commercial complexes.